Quarterly Holdings Report
for

Fidelity® SAI Municipal Income Fund

March 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIM-QTLY-0520
1.9887616.101

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	639,774
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$619,554
5% 4/1/26	500,000	599,570
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	7,080,000	7,364,050
Montgomery Med. Clinic Facilities 5% 3/1/33	860,000	969,762

TOTAL ALABAMA		10,192,710

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,604,719
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.089%, tender 1/1/37 (a)(b)	515,000	497,155
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	187,906
5% 5/1/51	190,000	184,937
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	1,255,000	1,281,957
Series 2019, 5%, tender 6/3/24 (a)(c)	1,455,000	1,612,140
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	533,358
5% 7/1/31	645,000	788,648
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	48,086
5% 7/1/48	60,000	55,476
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	696,156
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	155,000	152,932
6% 1/1/48 (d)	945,000	870,903
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,221,579
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	170,000	181,844
Series 2017 A:
5% 7/1/33 (c)	190,000	220,394
5% 7/1/36 (c)	300,000	345,081
5% 7/1/37 (c)	225,000	258,165
Series 2017 B:
5% 7/1/29	430,000	518,159
5% 7/1/33	600,000	712,116
5% 7/1/36	690,000	810,550
5% 7/1/37	430,000	503,552
Series 2019 B, 5% 7/1/35 (c)	2,450,000	2,895,582
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	345,000	361,405
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44 (e)	2,570,000	3,234,988
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	170,000	184,236
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	600,000	628,206
5.25% 12/1/22	260,000	279,230
5.5% 12/1/29	1,530,000	1,834,761
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	182,624
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (d)	90,000	90,725
6.125% 10/1/52 (d)	90,000	90,671
Series 2017 B, 6% 10/1/37 (d)	45,000	45,459

TOTAL ARIZONA		21,508,981

California - 2.3%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	552,805
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	735,000	731,976
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,089
Series 2007, 5.625% 5/1/20	20,000	20,073
Series 2016, 5% 9/1/29	380,000	462,110
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/43 (c)	955,000	1,017,963
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	105,000	92,606
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	100,000	81,855
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	462,941
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	720,469
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	248,963
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	606,617
5% 6/1/23	655,000	714,657
5% 6/1/24	365,000	407,559
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	720,044
0% 11/1/30 (FSA Insured)	860,000	689,488
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,095
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	875,000	1,025,868
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	250,000	268,078
5% 3/1/27	345,000	369,809
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	643,921
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	349,890
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	792,705
Series 2011, 0% 8/1/46	200,000	92,398
Series B:
0% 8/1/37	1,345,000	889,946
0% 8/1/39	4,095,000	2,533,331
Poway Unified School District Pub. Fing.:
5% 9/1/24	170,000	188,812
5% 9/1/26	220,000	248,765
5% 9/1/29	455,000	510,574
5% 9/1/31	205,000	226,271
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	727,904
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	455,929
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,302,683
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	930,000	1,129,234
Series 2019 E, 5% 5/1/50 (c)	1,350,000	1,555,889
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	795,000	887,101
5% 6/1/31	995,000	1,106,341
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,698,324
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	851,215
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	252,070
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	556,056
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	896,605
Series 2013 B, 5.5% 8/1/38	170,000	196,675
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	190,000	191,845
5.5% 7/1/38	655,000	661,354
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	372,845

TOTAL CALIFORNIA		28,572,748

Colorado - 2.2%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	452,807
5% 10/1/43	540,000	563,879
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	307,800
4% 9/1/36	225,000	242,552
5% 9/1/46	1,255,000	1,433,988
Series 2019 A, 5% 11/15/39	1,590,000	1,820,614
Series 2019 A2, 5% 8/1/44	11,775,000	12,676,494
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	770,000	841,779
Series 2019 H, 4.25% 11/1/49	395,000	432,636
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	390,000	433,969
5% 11/15/26 (c)	595,000	704,468
5% 11/15/27 (c)	505,000	607,495
Series 2018 A:
5% 12/1/30 (c)	1,335,000	1,656,481
5% 12/1/34 (c)	880,000	1,105,482
5% 12/1/36 (c)	860,000	1,010,612
5% 12/1/37 (c)	1,720,000	2,014,258
E-470 Pub. Hwy. Auth. Rev. Series 2010 C:
5.25% 9/1/25	170,000	172,491
5.375% 9/1/26	170,000	172,511
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32	160,000	183,213
Series 2020, 5% 12/1/33 (FSA Insured) (e)	255,000	306,089

TOTAL COLORADO		27,139,618

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	336,246
Series 2015 B, 5% 6/15/32	495,000	566,681
Series 2016 B, 5% 5/15/26	1,235,000	1,458,412
Series 2018 F:
5% 9/15/23	450,000	501,071
5% 9/15/24	560,000	638,753
5% 9/15/25	560,000	653,134
Series 2020 A, 5% 1/15/32	1,830,000	2,281,260
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	99,832
5% 7/1/27	60,000	71,642
5% 7/1/28	110,000	130,624
5% 7/1/29	70,000	82,640
Bonds Series 2014 B, 1.8%, tender 7/1/24 (a)	1,350,000	1,351,566
Series 2016 K, 4% 7/1/46	1,520,000	1,532,388
Series 2019 A:
5% 7/1/26 (d)	1,195,000	1,330,680
5% 7/1/27 (d)	695,000	783,487
5% 7/1/49 (d)	1,045,000	1,144,714
Series 2019 Q-1:
5% 11/1/22	810,000	885,500
5% 11/1/26	870,000	1,064,689
Series K1:
5% 7/1/27	85,000	94,131
5% 7/1/29	220,000	244,917
5% 7/1/30	170,000	188,333
5% 7/1/33	275,000	300,680
5% 7/1/34	130,000	141,629
Series K3, 5% 7/1/43	2,060,000	2,191,119
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	795,431
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	785,000	840,876
5% 4/1/39 (d)	1,010,000	1,056,056
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	223,476
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,939,053
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,060,898

TOTAL CONNECTICUT		23,989,918

District Of Columbia - 2.6%
District of Columbia Rev.:
Series 2018, 5% 10/1/48	7,155,000	8,133,732
Series B, 4.75% 6/1/32	465,000	467,334
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	880,172
5% 10/1/32	900,000	1,101,357
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	525,000	549,586
5% 10/1/23 (c)	560,000	586,225
5% 10/1/24 (c)	505,000	528,649
5% 10/1/25 (c)	680,000	711,844
Series 2017 A:
5% 10/1/28 (c)	1,145,000	1,369,901
5% 10/1/30 (c)	1,420,000	1,682,047
5% 10/1/31 (c)	250,000	294,793
5% 10/1/32 (c)	385,000	452,729
5% 10/1/33 (c)	190,000	222,764
5% 10/1/35 (c)	430,000	500,533
5% 10/1/42 (c)	860,000	986,859
Series 2019 A, 5% 10/1/25 (c)	610,000	707,685
Series 2020 A:
5% 10/1/24 (c)(e)	4,770,000	5,360,431
5% 10/1/25 (c)(e)	3,050,000	3,499,418
5% 10/1/26 (c)(e)	2,215,000	2,587,940
5% 10/1/27 (c)(e)	765,000	908,093
5% 10/1/28 (c)(e)	385,000	463,190

TOTAL DISTRICT OF COLUMBIA		31,995,282

Florida - 8.7%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	345,000	405,927
5% 7/1/26	300,000	352,815
5% 7/1/28	300,000	350,997
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	165,000	176,788
Series 2012 Q1, 5% 10/1/25	900,000	962,028
Series 2015 C, 5% 10/1/24 (c)	435,000	486,930
Series 2017:
5% 10/1/25 (c)	45,000	51,323
5% 10/1/26 (c)	170,000	197,086
5% 10/1/27 (c)	170,000	199,929
5% 10/1/29 (c)	460,000	536,401
5% 10/1/30 (c)	125,000	145,356
5% 10/1/32 (c)	600,000	694,416
5% 10/1/33 (c)	225,000	260,134
5% 10/1/34 (c)	220,000	253,627
5% 10/1/35 (c)	260,000	298,446
5% 10/1/36 (c)	345,000	394,973
5% 10/1/37 (c)	385,000	439,789
5% 10/1/42 (c)	730,000	827,134
5% 10/1/47 (c)	1,035,000	1,159,324
Series 2019 A:
4% 10/1/49 (c)	1,000,000	1,063,180
5% 10/1/49 (c)	2,400,000	2,746,656
Series A:
5% 10/1/23 (c)	245,000	268,505
5% 10/1/28 (c)	515,000	580,554
5% 10/1/30 (c)	600,000	675,390
5% 10/1/31 (c)	515,000	578,582
5% 10/1/32 (c)	480,000	539,784
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	137,829
Series 2012 A:
5% 7/1/24	375,000	406,316
5% 7/1/27	980,000	1,057,743
Series 2015 A:
5% 7/1/24	385,000	444,159
5% 7/1/27	170,000	201,059
Series 2015 B, 5% 7/1/24	475,000	547,989
Series 2016, 5% 7/1/32	380,000	450,475
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/38	3,325,000	4,087,921
5% 7/1/39	4,380,000	5,374,742
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,103,600
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	412,627
5% 7/1/32	2,105,000	2,437,548
Series 2016 A, 5% 7/1/33	230,000	271,021
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	769,135
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,182,181
Series 2015 C:
5% 10/1/30	565,000	613,511
5% 10/1/40	345,000	365,814
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	440,426
5% 10/1/31	410,000	480,176
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	688,937
Series 2015 B:
5% 10/1/28	170,000	199,549
5% 10/1/30	310,000	361,578
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	170,000	188,831
Series 2016:
5% 10/1/20 (c)	35,000	35,650
5% 10/1/21 (c)	265,000	279,737
5% 10/1/22 (c)	170,000	182,619
5% 10/1/24 (c)	515,000	580,245
5% 10/1/26 (c)	295,000	344,713
5% 10/1/27 (c)	170,000	201,593
Series 2017 A:
5% 10/1/25 (c)	170,000	195,310
5% 10/1/27 (c)	345,000	409,115
5% 10/1/29 (c)	515,000	603,987
5% 10/1/30 (c)	555,000	647,852
5% 10/1/31 (c)	1,485,000	1,726,699
5% 10/1/32 (c)	1,165,000	1,350,887
5% 10/1/34 (c)	1,035,000	1,193,966
5% 10/1/35 (c)	1,365,000	1,569,832
5% 10/1/36 (c)	1,290,000	1,479,669
5% 10/1/37 (c)	1,075,000	1,229,542
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	240,000	259,920
5% 6/1/24	45,000	51,062
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	530,000	639,498
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	184,746
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	192,899
5% 6/1/28 (FSA Insured)	170,000	192,532
5% 6/1/30 (FSA Insured)	385,000	434,041
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,085,000	1,124,895
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	531,237
Series 2012 A:
5% 10/1/21 (c)	325,000	339,411
5% 10/1/22 (c)	170,000	182,232
5% 10/1/23 (c)	1,325,000	1,421,328
5% 10/1/24 (c)	1,560,000	1,673,022
Series 2014 A:
5% 10/1/28 (c)	860,000	951,005
5% 10/1/33 (c)	1,445,000	1,589,514
5% 10/1/36 (c)	2,730,000	3,000,598
5% 10/1/37	2,225,000	2,466,457
Series 2015 A:
5% 10/1/29 (c)	275,000	309,702
5% 10/1/31 (c)	230,000	257,894
5% 10/1/35 (c)	945,000	1,037,827
Series 2016 A:
5% 10/1/29	250,000	291,310
5% 10/1/31	300,000	347,901
Series 2017 B, 5% 10/1/40 (c)	2,240,000	2,516,013
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	704,779
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	666,672
Series 2014 B:
5% 7/1/26	430,000	492,045
5% 7/1/27	300,000	342,753
5% 7/1/28	170,000	193,776
Series 2016 A:
5% 7/1/32	740,000	871,979
5% 7/1/33	630,000	739,526
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/26	945,000	1,107,086
5% 5/1/27 (FSA Insured)	135,000	158,661
5% 5/1/29	700,000	807,450
Series 2015 B, 5% 5/1/26	1,465,000	1,716,277
Series 2016 A:
5% 5/1/30	1,295,000	1,523,101
5% 5/1/32	1,720,000	2,013,277
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	380,000	404,221
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,176,509
Series 2016 A, 5% 10/1/44	395,000	460,270
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,015,599
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	190,000	228,110
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	205,000	216,400
5% 10/1/23 (c)	230,000	252,066
5% 10/1/24 (c)	235,000	262,732
5% 10/1/27 (c)	170,000	194,264
5% 10/1/29 (c)	180,000	205,074
5% 10/1/30 (c)	320,000	364,090
5% 10/1/31 (c)	225,000	255,409
5% 10/1/32 (c)	345,000	390,675
5% 10/1/33 (c)	740,000	837,199
5% 10/1/34 (c)	775,000	874,588
5% 10/1/35 (c)	815,000	917,763
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22 (Escrowed to Maturity)	115,000	126,422
5% 12/1/23 (Escrowed to Maturity)	240,000	272,038
5% 12/1/24 (Escrowed to Maturity)	265,000	303,661
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	95,000	108,860
5% 12/1/31 (Pre-Refunded to 12/1/24 @ 100)	85,000	97,401
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	950,567
5% 8/1/29	1,030,000	1,206,439
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,020,949
5% 10/1/32	1,080,000	1,267,996
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	481,097
5% 8/15/26	585,000	712,992
5% 8/15/27	385,000	480,080
5% 8/15/28	260,000	322,369
5% 8/15/30	560,000	686,202
5% 8/15/31	540,000	657,817
5% 8/15/32	400,000	484,700
5% 8/15/34	1,115,000	1,335,915
5% 8/15/35	740,000	881,133
5% 8/15/42	1,135,000	1,303,252
5% 8/15/47	1,685,000	1,926,056
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	211,468
Series 2015 A, 5% 12/1/40	380,000	419,972
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	395,000	430,037
5% 9/1/25	70,000	75,037
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	261,614
5% 10/15/49	420,000	484,571
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	200,100
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,005,521
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	349,402
5% 8/1/26	60,000	68,627

TOTAL FLORIDA		109,420,347

Georgia - 2.3%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (c)	470,000	539,931
5% 7/1/44 (c)	790,000	915,650
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	170,000	200,263
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	344,065
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,769,200
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,303,701
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	2,100,000	2,436,084
Series 2019 B, 5%, tender 7/1/29 (a)	1,700,000	2,065,551
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	542,110
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	900,000	1,004,067
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	420,428
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	590,000	644,068
5% 10/1/23	690,000	754,122
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	399,676
5% 8/1/39	355,000	404,349
5% 8/1/43	470,000	551,150
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,600,773
4% 7/1/43	1,475,000	1,639,566
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,557,825
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	668,094
5% 4/1/30	345,000	379,942
5% 4/1/44	655,000	705,297

TOTAL GEORGIA		28,845,912

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (c)	1,290,000	1,427,656
Series 2018 A:
5% 7/1/29 (c)	220,000	253,801
5% 7/1/30 (c)	260,000	298,067
5% 7/1/31 (c)	250,000	285,140
5% 7/1/32 (c)	260,000	295,451
5% 7/1/33 (c)	260,000	294,557
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	270,000	288,897
5.25% 8/1/24 (c)	345,000	378,306
5.25% 8/1/25 (c)	430,000	471,512

TOTAL HAWAII		3,993,387

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	190,000	205,690
Illinois - 20.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	306,421
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	325,107
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	407,674
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	432,243
Series 2010 F, 5% 12/1/20	225,000	226,742
Series 2011 A:
5% 12/1/41	995,000	974,642
5.25% 12/1/41	615,000	615,855
5.5% 12/1/39	1,360,000	1,368,255
Series 2012 A, 5% 12/1/42	1,585,000	1,569,943
Series 2015 C, 5.25% 12/1/39	295,000	298,015
Series 2016 B, 6.5% 12/1/46	140,000	151,152
Series 2017 A, 7% 12/1/46 (d)	480,000	536,890
Series 2017 C:
5% 12/1/22	455,000	461,902
5% 12/1/23	390,000	397,211
5% 12/1/24	990,000	1,011,146
5% 12/1/25	565,000	578,311
5% 12/1/26	165,000	169,328
5% 12/1/30	440,000	448,624
Series 2017 D:
5% 12/1/23	510,000	519,430
5% 12/1/24	215,000	219,592
5% 12/1/31	515,000	524,079
Series 2018 A:
5% 12/1/25	170,000	174,005
5% 12/1/26	170,000	174,459
5% 12/1/28	815,000	837,934
5% 12/1/30	345,000	352,483
5% 12/1/32	200,000	203,500
5% 12/1/35	170,000	171,654
Series 2018 C, 5% 12/1/46	1,315,000	1,281,888
Series 2019 A:
5% 12/1/28	570,000	586,040
5% 12/1/30	1,155,000	1,182,350
5% 12/1/31	655,000	668,945
5% 12/1/33	1,545,000	1,571,311
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/29	2,965,000	3,069,665
5% 1/1/30	5,100,000	5,283,753
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	800,000	871,304
Series 2014 A:
5% 1/1/27 (c)	1,780,000	1,950,755
5% 1/1/28 (c)	3,295,000	3,611,089
5% 1/1/33 (c)	925,000	1,013,735
5% 1/1/34 (c)	450,000	492,656
Series 2016 A, 5% 1/1/28 (c)	345,000	392,927
Series 2016 B:
4% 1/1/35	270,000	289,548
5% 1/1/36	345,000	396,440
5% 1/1/37	465,000	533,290
5% 1/1/46	1,220,000	1,378,136
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,160,428
Series 2013 D, 5% 1/1/27	550,000	590,959
Series 2015 A:
5% 1/1/31 (c)	1,040,000	1,147,151
5% 1/1/32 (c)	2,100,000	2,314,389
Series 2015 C:
5% 1/1/24 (c)	245,000	268,503
5% 1/1/46 (c)	410,000	443,489
Series 2016 B, 5% 1/1/34	1,050,000	1,182,090
Series 2016 C:
5% 1/1/33	470,000	530,155
5% 1/1/34	545,000	613,561
Series 2016 G:
5% 1/1/37 (c)	345,000	384,613
5% 1/1/42 (c)	345,000	381,104
5.25% 1/1/29 (c)	60,000	69,454
5.25% 1/1/31 (c)	70,000	80,718
Series 2017 A, 5% 1/1/31	610,000	705,044
Series 2017 B:
5% 1/1/35	360,000	411,134
5% 1/1/37	1,470,000	1,669,435
Series 2017 C:
5% 1/1/30	105,000	121,755
5% 1/1/31	105,000	121,360
5% 1/1/32	110,000	126,711
Series 2017 D:
5% 1/1/28 (c)	515,000	590,082
5% 1/1/29 (c)	430,000	491,447
5% 1/1/32 (c)	465,000	525,785
5% 1/1/34 (c)	700,000	786,422
5% 1/1/35 (c)	515,000	577,011
5% 1/1/36 (c)	640,000	715,078
5% 1/1/37 (c)	345,000	384,613
Series 2018 A:
5% 1/1/37 (c)	3,500,000	4,005,855
5% 1/1/39 (c)	3,420,000	3,889,669
5% 1/1/48 (c)	570,000	638,514
5% 1/1/53 (c)	975,000	1,094,516
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	455,000	493,607
5% 7/1/48 (c)	1,875,000	2,001,806
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,345,055
Series 2017, 5% 12/1/46	705,000	773,568
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	375,613
5% 6/1/23	310,000	342,553
5% 6/1/24	50,000	56,822
5% 6/1/25	50,000	58,324
5% 6/1/26	40,000	47,796
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	371,593
Series 2012 C, 5% 12/15/21	170,000	178,755
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	121,118
5.25% 11/15/33	3,100,000	3,122,413
Series 2010 G, 5% 11/15/25	585,000	589,458
Series 2012 C, 5% 11/15/24	1,910,000	1,958,037
Series 2016 A:
5% 11/15/26	920,000	952,458
5% 11/15/27	480,000	495,298
5% 11/15/28	630,000	648,043
5% 11/15/29	780,000	799,640
5% 11/15/30	860,000	880,468
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	155,000	178,500
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	248,270
5% 8/1/30	155,000	182,764
5% 8/1/32	210,000	244,885
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	186,364
5% 10/1/29	170,000	198,762
5% 10/1/30	170,000	198,273
5% 10/1/35	345,000	397,778
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,941,289
5% 5/15/43	7,175,000	8,559,273
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	212,300
4% 2/15/33	45,000	48,932
5% 2/15/25	40,000	44,797
5% 2/15/26	525,000	598,999
5% 2/15/29	1,060,000	1,220,028
5% 2/15/36	240,000	271,219
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	178,362
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	96,340
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	320,000	324,547
Series 2012 A:
5% 5/15/20	85,000	85,279
5% 5/15/22	375,000	402,555
5% 5/15/23	50,000	53,558
Series 2012:
4% 9/1/32	1,510,000	1,578,705
5% 9/1/32	325,000	351,400
5% 9/1/38	4,520,000	4,858,232
5% 11/15/43	900,000	939,771
Series 2013:
5% 11/15/24	85,000	92,131
5% 11/15/27	15,000	16,113
5% 11/15/28	495,000	531,061
5% 11/15/29	240,000	256,901
Series 2015 A:
5% 11/15/21	105,000	110,562
5% 11/15/45	555,000	629,625
Series 2015 B, 5% 11/15/27	545,000	625,235
Series 2015 C:
4.125% 8/15/37	150,000	157,325
5% 8/15/35	1,285,000	1,456,933
5% 8/15/44	6,275,000	7,018,776
Series 2016 A:
5% 8/15/22	170,000	182,906
5% 8/15/25	410,000	476,342
5% 8/15/26	545,000	646,702
5% 7/1/28	210,000	251,070
5% 2/15/29	885,000	1,052,008
5% 2/15/30	935,000	1,109,134
5% 7/1/30	120,000	142,796
5% 2/15/31	755,000	893,429
5% 7/1/31	215,000	255,220
5% 2/15/32	730,000	862,232
5% 7/1/33	110,000	129,878
5% 7/1/34	860,000	1,011,377
5% 8/15/34	110,000	125,573
5% 8/15/35	90,000	102,467
5% 7/1/36	445,000	518,972
5% 8/15/36	350,000	397,537
5.25% 8/15/27	390,000	464,315
5.25% 8/15/28	500,000	593,310
5.25% 8/15/30	385,000	453,684
5.25% 8/15/31	105,000	123,304
Series 2016 B:
5% 8/15/31	1,270,000	1,518,564
5% 8/15/32	1,040,000	1,237,382
5% 8/15/34	1,295,000	1,532,645
5% 8/15/36	1,805,000	2,119,666
Series 2016 C:
3.75% 2/15/34	250,000	269,740
4% 2/15/36	1,070,000	1,161,731
4% 2/15/41	2,940,000	3,167,821
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	157,718
5% 2/15/24	115,000	126,190
5% 2/15/30	1,335,000	1,531,098
5% 2/15/31	4,825,000	5,515,216
5% 2/15/32	760,000	866,871
5% 2/15/34	605,000	687,147
5% 2/15/41	1,840,000	2,063,983
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,841
5% 5/15/29	215,000	253,096
5% 12/1/29	295,000	345,171
5% 5/15/30	455,000	533,888
5% 12/1/46	805,000	903,806
Series 2017 A, 5% 8/1/42	150,000	158,253
Series 2017:
5% 1/1/29	575,000	708,205
5% 7/1/34	965,000	1,157,682
5% 7/1/35	810,000	968,971
Series 2018 A:
4.25% 1/1/44	530,000	573,555
5% 1/1/38	2,140,000	2,481,951
5% 1/1/44	3,200,000	3,672,608
Series 2019, 4% 9/1/35	490,000	481,366
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	535,683
Series 2012 A, 4% 1/1/23	435,000	436,653
Series 2012:
5% 8/1/21	415,000	422,408
5% 3/1/23	885,000	904,771
5% 8/1/23	790,000	819,712
Series 2013:
5% 1/1/22	505,000	505,520
5.5% 7/1/24	170,000	178,731
5.5% 7/1/25	900,000	944,073
Series 2014:
5% 2/1/22	180,000	184,288
5% 2/1/23	760,000	784,753
5% 2/1/25	625,000	649,981
5% 2/1/26	470,000	486,544
5% 4/1/28	395,000	404,816
5% 5/1/28	370,000	379,306
5.25% 2/1/31	75,000	76,950
Series 2016:
5% 11/1/20	805,000	811,347
5% 2/1/23	310,000	320,097
5% 2/1/24	1,725,000	1,798,485
5% 6/1/25	1,515,000	1,593,962
5% 11/1/25	515,000	543,423
5% 6/1/26	205,000	215,976
5% 2/1/27	1,160,000	1,216,353
Series 2017 D:
5% 11/1/21	2,100,000	2,144,394
5% 11/1/22	4,110,000	4,228,574
5% 11/1/23	4,305,000	4,470,527
5% 11/1/24	6,025,000	6,310,766
5% 11/1/25	8,065,000	8,510,107
5% 11/1/26	1,810,000	1,900,391
5% 11/1/27	600,000	624,486
Series 2019 B:
5% 9/1/21	990,000	1,008,770
5% 9/1/22	970,000	997,538
5% 9/1/23	990,000	1,028,085
5% 9/1/24	990,000	1,037,599
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,541,491	1,591,127
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	799,148
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/38	790,000	887,131
Series 2015 A, 5% 1/1/37	1,505,000	1,720,065
Series 2016 A:
5% 12/1/31	1,210,000	1,404,314
5% 12/1/32	1,775,000	2,056,906
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	535,000	519,967
0% 12/1/21 (Escrowed to Maturity)	330,000	323,443
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,398,788
5% 2/1/35	860,000	994,212
5% 2/1/36	1,480,000	1,705,715
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	306,354
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	817,318
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	620,000	617,808
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,013,368
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	4,603,170
0% 6/15/44 (FSA Insured)	10,070,000	4,141,892
0% 6/15/45 (FSA Insured)	5,250,000	2,078,055
0% 6/15/47 (FSA Insured)	625,000	227,925
Series 2012 B, 0% 12/15/51	2,255,000	598,297
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	210,522
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	475,235
Series 1996 A, 0% 6/15/24	525,000	477,671
Series 2017 B:
5% 12/15/25	170,000	173,851
5% 12/15/26	570,000	584,033
5% 12/15/27	60,000	61,527
5% 12/15/31	115,000	116,615
5% 12/15/34	70,000	70,739
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured) (e)	1,350,000	1,640,655
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,903,962
5% 6/1/28	475,000	562,866
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	275,000
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	841,519
Series 2010 A, 5.25% 4/1/30	725,000	726,972
Series 2013:
6% 10/1/42	945,000	1,041,277
6.25% 10/1/38	935,000	1,041,104
Series 2018 A, 5% 4/1/30	715,000	860,402
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	944,237
Series 2012, 0% 11/1/25	205,000	184,676
Will County Illinois Series 2016:
5% 11/15/31	280,000	331,442
5% 11/15/32	215,000	253,866
5% 11/15/33	260,000	306,082
5% 11/15/34	260,000	305,776

TOTAL ILLINOIS		254,822,265

Indiana - 1.2%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,272,076
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	842,815
Series 2015 A, 5.25% 2/1/32	1,215,000	1,451,791
Series 2016:
4% 9/1/21	70,000	72,619
5% 9/1/22	50,000	54,348
5% 9/1/23	75,000	84,058
5% 9/1/24	115,000	132,523
5% 9/1/26	225,000	271,771
5% 9/1/27	110,000	132,224
5% 9/1/28	530,000	634,940
5% 9/1/29	260,000	310,380
5% 9/1/30	240,000	285,816
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	70,000	76,669
5% 10/1/26	440,000	481,232
Series 2015 A, 5% 10/1/30	830,000	964,294
Series 2011 A, 5.25% 10/1/25	300,000	317,766
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,374,572
Series 2016:
4% 1/1/32 (c)	170,000	181,356
4% 1/1/33 (c)	170,000	180,827
4% 1/1/34 (c)	170,000	180,441
4% 1/1/35 (c)	480,000	508,162
5% 1/1/26 (c)	180,000	205,753
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	370,000	406,441
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	259,022
5% 7/1/35	405,000	509,992
5% 7/1/36	440,000	552,350
5% 7/1/37	410,000	513,238
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	1,965,755
Series 2020, 4% 4/1/37	830,000	912,618
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	300,000	313,569
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	170,000	171,870

TOTAL INDIANA		15,621,288

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	246,053
5% 5/15/48	280,000	285,698
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (c)	400,000	434,364
5% 12/1/29 (c)	1,050,000	1,334,151

TOTAL IOWA		2,300,266

Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	320,000	347,824
5% 9/1/25	690,000	749,140
5% 9/1/26	335,000	363,629
Series 2016 A:
5% 9/1/40	775,000	892,010
5% 9/1/45	1,170,000	1,337,708

TOTAL KANSAS		3,690,311

Kentucky - 2.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	113,199
5% 1/1/22	125,000	133,411
5% 1/1/23	75,000	81,951
5% 1/1/28	275,000	319,292
5% 1/1/31	260,000	300,955
5% 1/1/32	260,000	300,529
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,353,518
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	280,000	302,907
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	175,000	203,858
5% 5/1/27	505,000	590,976
5% 5/1/29	935,000	1,093,454
5% 5/1/32	245,000	297,817
5% 5/1/33	190,000	230,288
5% 5/1/34	215,000	260,030
5% 5/1/35	130,000	148,532
5% 5/1/36	110,000	125,288
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	9,405,000	9,395,031
Series A:
4% 12/1/21	500,000	511,885
4% 6/1/24	500,000	522,820
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,270,000	1,379,411
Series 2020 C, 5%, tender 10/1/26 (a)	435,000	493,808
Series 2020 D, 5%, tender 10/1/29 (a)	525,000	617,563
Series 2013 A:
5.5% 10/1/33	585,000	655,159
5.75% 10/1/38	1,510,000	1,691,668
Series 2020 A, 5% 10/1/37	1,220,000	1,462,024
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	345,000	372,145
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	905,000	976,205
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	125,000	134,835
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	515,000	532,845
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,413,202

TOTAL KENTUCKY		28,014,606

Louisiana - 0.9%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	280,000	329,246
5% 12/1/39	265,000	306,433
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	581,170
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	295,929
5% 12/15/25	535,000	622,842
5% 12/15/26	215,000	254,827
5% 12/15/28	345,000	405,855
5% 12/15/29	245,000	287,527
5% 12/15/30	480,000	561,835
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	240,000	267,902
5% 1/1/29 (c)	895,000	999,482
5% 1/1/30 (c)	1,205,000	1,345,672
5% 1/1/31 (c)	430,000	479,790
5% 1/1/40 (c)	1,425,000	1,586,609
Series 2017 B:
5% 1/1/27 (c)	70,000	82,172
5% 1/1/28 (c)	40,000	46,720
5% 1/1/32 (c)	70,000	80,728
5% 1/1/33 (c)	120,000	137,969
5% 1/1/34 (c)	35,000	40,151
5% 1/1/35 (c)	70,000	80,082
5% 1/1/37 (c)	1,000,000	1,138,310
Series 2017 D2:
5% 1/1/27 (c)	85,000	99,780
5% 1/1/28 (c)	125,000	146,000
5% 1/1/31 (c)	110,000	127,287
5% 1/1/33 (c)	175,000	201,205
5% 1/1/34 (c)	210,000	240,904
5% 1/1/36 (c)	160,000	182,538
5% 1/1/37 (c)	265,000	301,652

TOTAL LOUISIANA		11,230,617

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	854,176
Series 2013, 5% 7/1/25	305,000	331,630
Series 2016 A:
4% 7/1/41	405,000	423,326
4% 7/1/46	555,000	576,712
5% 7/1/41	1,790,000	1,995,241
5% 7/1/46	4,775,000	5,297,576
Series 2017 B:
4% 7/1/25	75,000	82,717
4% 7/1/31	120,000	132,546
4% 7/1/32	85,000	93,389
4% 7/1/34	175,000	190,127
5% 7/1/26	55,000	64,597
5% 7/1/28	90,000	106,874
5% 7/1/29	70,000	82,640
5% 7/1/33	170,000	196,952
5% 7/1/35	130,000	149,300
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	209,317
5% 7/1/36	450,000	519,143
5% 7/1/38	115,000	132,111

TOTAL MAINE		11,438,374

Maryland - 0.6%
City of Westminster Series 2016:
5% 11/1/27	445,000	497,176
5% 11/1/28	475,000	530,342
5% 11/1/29	500,000	555,985
5% 11/1/30	530,000	586,207
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	236,124
5% 6/1/35	345,000	372,452
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	310,000	330,516
5% 3/31/46 (c)	515,000	544,623
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	632,632
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	170,000	170,570
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	580,000	586,403
Series 2015, 5% 7/1/24	130,000	147,152
Series 2016 A:
4% 7/1/42	295,000	310,989
5% 7/1/35	120,000	138,841
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,090,000	1,181,146
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	305,000	305,000
3% 11/1/25	220,000	208,771

TOTAL MARYLAND		7,334,929

Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	324,393
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	812,308
5% 7/1/34	725,000	858,683
Series 2017, 4% 7/1/41	1,720,000	1,882,299
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	275,000	286,250
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	164,961
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	199,640
5% 10/1/28	180,000	205,333
5% 10/1/29	190,000	216,102
5% 10/1/31	210,000	236,914
5% 10/1/32	220,000	247,040
Series 2016:
5% 10/1/29	170,000	198,762
5% 10/1/30	260,000	303,241
5% 7/1/31	290,000	312,884
5% 10/1/31	280,000	325,808
5% 10/1/43	1,500,000	1,608,900
Series 2019, 5% 9/1/59	4,040,000	4,615,619
Series 2020 A, 4% 7/1/45 (e)	3,170,000	3,255,019
Series BB1, 5% 10/1/46	70,000	80,779
Series M:
4% 10/1/50 (e)	3,170,000	3,280,823
5% 10/1/45 (e)	2,390,000	2,747,735
Massachusetts Edl. Fing. Auth. Rev. Series 2016 J, 5% 7/1/22 (c)	955,000	1,025,918
Massachusetts Gen. Oblig. Series 2017 A:
5% 4/1/36	365,000	439,781
5% 4/1/42	1,380,000	1,643,525
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	110,000	110,537
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	425,754
5% 7/1/34	185,000	218,278
5% 7/1/38	270,000	315,411
Series 2016 B, 5% 7/1/43 (c)	1,480,000	1,676,026
Series 2019 A, 5% 7/1/40 (c)	500,000	600,105
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	1,485,000	1,718,338

TOTAL MASSACHUSETTS		30,337,166

Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	448,270
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	737,313
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	500,132
5% 7/1/48	1,815,000	2,144,205
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	482,821
Lansing Board of Wtr. & Lt. Util. Rev. Series 2011 A, 5.5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	515,000	543,181
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	860,000	1,013,407
Series 2016 I, 5% 4/15/24	50,000	57,365
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	648,078
(Trinity Health Proj.) Series 2017:
5% 12/1/35	330,000	391,057
5% 12/1/42	445,000	519,858
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	355,000	357,207
5% 6/1/21 (Escrowed to Maturity)	60,000	62,648
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	600,000	649,218
Series 2012, 5% 11/15/42	1,785,000	1,891,047
Series 2015 MI, 5% 12/1/24	765,000	879,138
Series 2016, 5% 11/15/41	325,000	370,123
Series MI, 5.5% 12/1/27	820,000	965,214
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	305,584
Series 2012 A, 5% 6/1/26	345,000	370,147
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,252,193
5% 3/1/41	1,075,000	1,316,940
5% 3/1/44	2,100,000	2,557,149
5% 3/1/50	3,400,000	4,102,338
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	583,438
5% 11/1/31	435,000	516,567
5% 11/1/36	45,000	52,785
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	1,205,000	1,365,687
Series 2015 G, 5% 12/1/28 (c)	945,000	1,067,812
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	283,716
4% 12/1/34 (FSA Insured)	210,000	232,928
4% 12/1/35 (FSA Insured)	205,000	226,658
4% 12/1/36 (FSA Insured)	215,000	237,089
5% 12/1/31	65,000	77,453
5% 12/1/32	65,000	77,238
5% 12/1/34	120,000	142,276
5% 12/1/35	110,000	130,013
5% 12/1/37	75,000	88,142
Series 2017 B:
5% 12/1/29 (c)	105,000	122,974
5% 12/1/30 (c)	120,000	140,131
5% 12/1/31 (c)	140,000	163,073
5% 12/1/32 (c)	90,000	104,882
5% 12/1/32 (c)	110,000	127,774
5% 12/1/34 (c)	105,000	121,696
5% 12/1/35 (c)	110,000	127,096
5% 12/1/37 (c)	145,000	166,588
5% 12/1/42 (c)	170,000	193,649
Series 2018 B, 5% 12/1/48 (c)	1,000,000	1,143,690
Series 2018 D, 5% 12/1/29 (c)	800,000	956,384

TOTAL MICHIGAN		31,014,372

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	563,119
Series 2017:
4% 5/1/21	85,000	87,275
5% 5/1/25	140,000	162,672
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	146,203
5% 10/1/45	285,000	307,250
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	219,461
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	260,000	312,590

TOTAL MINNESOTA		1,798,570

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	131,287
5% 3/1/31	130,000	141,833
5% 3/1/36	260,000	280,290
Kansas City Spl. Oblig.:
5% 9/1/26	205,000	205,609
5% 9/1/27	85,000	85,252
5% 9/1/28	170,000	170,503
5% 9/1/29	170,000	170,495
5% 9/1/30	240,000	240,684
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	500,000	565,625
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	80,000	80,590
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	181,359
3.25% 2/1/28	170,000	182,291
4% 2/1/40	140,000	149,223
5% 2/1/29	215,000	252,029
5% 2/1/31	445,000	519,484
5% 2/1/33	495,000	574,863
5% 2/1/36	465,000	535,052
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	235,000	255,034
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	257,157

TOTAL MISSOURI		4,978,660

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	300,000	313,275
Series 2019 B, 4% 6/1/50	115,000	126,708

TOTAL MONTANA		439,983

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	184,695
5% 7/1/36	120,000	137,437
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	650,000	698,607
Series 2019 E, 3.75% 9/1/49 (c)	765,000	811,022
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	497,152
5% 1/1/40	195,000	226,900
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	130,000	140,568
5% 12/15/23 (c)	130,000	143,793
5% 12/15/25 (c)	70,000	80,635
5% 12/15/26 (c)	250,000	293,230
5% 12/15/27 (c)	170,000	198,288
5% 12/15/30 (c)	260,000	301,694
5% 12/15/31 (c)	135,000	156,662
5% 12/15/33 (c)	140,000	161,612
5% 12/15/35 (c)	345,000	397,005
5% 12/15/36 (c)	85,000	97,479
Series 2017 C, 5% 12/15/21 (c)	70,000	74,334

TOTAL NEBRASKA		4,601,113

Nevada - 0.6%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,268,923
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	335,000	337,401
5% 7/1/22 (c)	385,000	410,941
5% 7/1/23 (c)	690,000	755,102
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	907,179
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	360,000	390,938
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	2,100,000	2,106,993

TOTAL NEVADA		7,177,477

New Hampshire - 1.4%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,506,733	1,592,722
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	598,147
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	85,000	105,120
5% 8/1/29	145,000	178,562
5% 8/1/30	170,000	208,760
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	533,456
5% 7/1/32	660,000	790,838
5% 7/1/33	600,000	714,978
5% 7/1/34	920,000	1,089,639
5% 7/1/35	965,000	1,135,573
5% 7/1/36	1,015,000	1,187,043
5% 7/1/37	890,000	1,034,714
Series 2017 B, 4.125% 7/1/24 (d)	115,000	114,573
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	67,285
Series 2012:
4% 7/1/32	475,000	492,338
5% 7/1/24	170,000	182,815
5% 7/1/25	205,000	220,328
5% 7/1/27	85,000	91,158
Series 2016:
3% 10/1/20	95,000	95,694
4% 10/1/38	415,000	450,827
5% 10/1/22	185,000	200,762
5% 10/1/24	365,000	418,684
5% 10/1/25	360,000	423,194
5% 10/1/29	1,150,000	1,371,433
5% 10/1/31	895,000	1,062,213
5% 10/1/33	695,000	821,601
5% 10/1/38	1,285,000	1,370,774
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	305,000	325,255

TOTAL NEW HAMPSHIRE		16,878,486

New Jersey - 4.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	214,319
5% 7/1/30 (FSA Insured)	435,000	513,983
5% 7/1/32 (FSA Insured)	215,000	252,378
5% 7/1/33 (FSA Insured)	225,000	263,396
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	260,000	211,468
Series A:
5% 11/1/31	2,265,000	2,475,849
5% 11/1/36	2,530,000	2,701,762
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	230,000	188,221
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,438,952
Series 2017 B, 5% 11/1/23	3,100,000	3,283,024
Series 2013 NN:
5% 3/1/27	13,685,000	14,272,719
5% 3/1/29	430,000	446,276
Series 2013:
5% 3/1/24	3,100,000	3,241,298
5% 3/1/25	380,000	397,070
Series 2014 PP, 5% 6/15/26	1,100,000	1,167,826
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,173,947
Series 2016 AAA:
5.5% 6/15/31	345,000	379,038
5.5% 6/15/32	860,000	940,376
Series LLL, 5% 6/15/44	1,140,000	1,193,968
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	398,599
5% 7/1/32	415,000	458,160
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	85,000	85,692
5% 7/1/21	60,000	62,471
5% 7/1/22	60,000	64,428
5% 7/1/23	200,000	220,464
5% 7/1/24	330,000	372,527
5% 7/1/25	345,000	398,009
5% 7/1/26	190,000	223,520
5% 7/1/26	60,000	70,547
5% 7/1/27	85,000	99,852
5% 7/1/27	130,000	154,733
5% 7/1/28	65,000	77,203
5% 7/1/29	120,000	140,333
5% 7/1/29	85,000	99,402
5% 7/1/30	145,000	168,908
5% 7/1/30	170,000	200,972
Series 2016:
4% 7/1/48	500,000	505,015
5% 7/1/41	625,000	676,638
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	210,000	228,213
5% 12/1/23 (c)	350,000	390,446
5% 12/1/26 (c)	915,000	1,085,547
Series 2017 1B, 5% 12/1/21 (c)	220,000	232,340
Series 2018 B:
5% 12/1/25 (c)	725,000	845,865
5% 12/1/26 (c)	215,000	255,074
Series 2019 A:
5% 12/1/23	310,000	348,173
5% 12/1/24	180,000	207,468
5% 12/1/25	330,000	389,486
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	5,297,970
Series 2001 A, 6% 6/15/35 (Pre-Refunded to 6/15/21 @ 100)	670,000	708,940
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	73,835
Series 2010 A, 0% 12/15/27	2,350,000	1,886,040
Series 2014 AA, 5% 6/15/24	1,720,000	1,830,269
Series 2016 A:
5% 6/15/27	465,000	519,275
5% 6/15/28	1,905,000	2,118,417
5% 6/15/29	385,000	426,191
Series 2016 A-2, 5% 6/15/23	925,000	990,296
Series AA, 5% 6/15/29	385,000	396,046

TOTAL NEW JERSEY		60,463,234

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	510,000	548,316
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	32,505
5% 5/15/34	65,000	65,044
5% 5/15/39	50,000	48,854
5% 5/15/44	50,000	47,707
5% 5/15/49	100,000	94,017
Series 2019 B1, 2.625% 5/15/25	55,000	51,021

TOTAL NEW MEXICO		887,464

New York - 2.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	240,998
4% 7/1/34	215,000	239,884
Series 2017:
4% 12/1/20 (d)	200,000	203,167
4% 12/1/21 (d)	200,000	207,644
5% 12/1/22 (d)	300,000	325,284
5% 12/1/23 (d)	200,000	222,434
5% 12/1/24 (d)	200,000	227,622
5% 12/1/25 (d)	200,000	232,292
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,135,000	1,174,180
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,714,681
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	919,538
Series 2015 C, 5% 8/1/27	120,000	139,159
Series 2016 C and D, 5% 8/1/28	450,000	533,511
Series 2016 E, 5% 8/1/28	755,000	906,627
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	797,168
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,342,077
Series 2013 2, 5% 6/15/47	365,000	398,989
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	972,780
Series 2015 S2, 5% 7/15/35	305,000	352,668
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,383,140
Series 2018 B, 5% 8/1/45	6,335,000	7,470,612
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,039,903
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,413,699
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,844,132
Series 2015 A1, 5% 11/15/45	1,280,000	1,378,842
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	250,000	264,820
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	740,000	755,991
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,308,174
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,128,908
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	183,938
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	209,904
4% 3/1/24 (FSA Insured)	235,000	258,338
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	996,525

TOTAL NEW YORK		34,787,629

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	319,897
5% 7/1/33	215,000	257,725
5% 7/1/37	605,000	717,324
Series 2017 B:
5% 7/1/20 (c)	35,000	35,326
5% 7/1/21 (c)	35,000	36,637
5% 7/1/22 (c)	25,000	26,805
5% 7/1/23 (c)	30,000	32,990
5% 7/1/24 (c)	35,000	39,434
5% 7/1/25 (c)	15,000	17,248
5% 7/1/26 (c)	15,000	17,589
5% 7/1/27 (c)	35,000	41,739
5% 7/1/28 (c)	30,000	35,647
5% 7/1/29 (c)	40,000	47,399
5% 7/1/30 (c)	45,000	53,253
5% 7/1/31 (c)	85,000	100,435
5% 7/1/32 (c)	85,000	100,224
5% 7/1/33 (c)	90,000	105,960
5% 7/1/34 (c)	95,000	111,481
5% 7/1/35 (c)	65,000	76,094
5% 7/1/36 (c)	55,000	64,131
5% 7/1/37 (c)	65,000	75,602
5% 7/1/42 (c)	205,000	236,564
Series 2017 C, 4% 7/1/32	250,000	279,773
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	935,000	975,616
5% 11/1/30 (FSA Insured)	220,000	220,561
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	70,000	83,701
5% 10/1/47	565,000	645,405
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	241,038
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,711,028
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	2,962,180

TOTAL NORTH CAROLINA		9,668,806

North Dakota - 0.0%
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	395,000	398,444
Ohio - 3.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,840,184
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	607,257
5% 8/1/26	345,000	416,591
5% 8/1/27	430,000	531,330
5% 8/1/28	430,000	519,883
5% 8/1/29	860,000	1,036,756
5% 8/1/30	730,000	877,577
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	671,807
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,416,853
Series 2012 B:
5% 2/15/42	335,000	353,998
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	95,000	101,744
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	730,000	681,105
5% 6/1/32	2,335,000	2,901,097
Series 2020 B2, 5% 6/1/55	7,855,000	6,959,687
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,108,660
Columbus City School District 5% 12/1/29	360,000	435,560
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,352,131
5% 12/1/51	1,650,000	2,010,245
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,335,840
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	698,238
5% 12/1/26	115,000	129,467
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,101
6% 8/15/43	140,000	140,498
Series 2015:
5% 8/15/29	240,000	276,386
5% 8/15/30	260,000	298,241
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,523,927
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	822,849
5% 2/15/44	915,000	978,062
5% 2/15/48	2,340,000	2,489,526
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,363,635
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	265,519
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	165,000	182,535
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	241,695
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	444,744
5% 2/15/34	75,000	86,538
Series 2019, 5% 2/15/29	1,035,000	1,179,869
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	914,717
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	136,075
5% 12/1/42	170,000	176,392

TOTAL OHIO		40,537,319

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	480,000	580,430
5% 9/1/28	250,000	301,690
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	390,000	446,495
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	261,644
5% 10/1/29	240,000	285,115
5% 10/1/36	170,000	199,019
5% 10/1/39	345,000	403,291
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	91,248
5% 8/15/23	45,000	49,615
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	259,612

TOTAL OKLAHOMA		2,878,159

Oregon - 0.2%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	135,000	140,376
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,970,000	2,141,232

TOTAL OREGON		2,281,608

Pennsylvania - 8.0%
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/27	1,065,000	1,278,980
5% 2/1/28	825,000	1,009,544
5% 2/1/29	750,000	934,403
5% 2/1/30	800,000	1,014,432
5% 2/1/31	700,000	893,256
5% 2/1/32	750,000	965,108
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	295,000	327,282
Series 2020 B2, 5%, tender 2/1/27 (a)	505,000	571,084
Series 2020 B3, 5%, tender 2/1/30 (a)	290,000	322,448
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	209,982
5% 7/15/29	270,000	337,319
5% 7/15/32	170,000	210,027
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	535,000	584,429
Series 2018 A, 5% 11/15/23	225,000	251,964
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,113,878
5% 6/1/28	945,000	1,191,276
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	62,512
5% 6/1/23	85,000	92,551
5% 6/1/28	185,000	212,241
5% 6/1/29	200,000	228,898
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	733,298
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	279,320
Series 2019, 5% 7/1/49	745,000	854,299
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	482,219
4% 7/15/35	445,000	495,957
4% 7/15/37	860,000	952,983
5% 7/15/25	70,000	82,523
5% 7/15/26	215,000	259,481
5% 7/15/27	365,000	449,998
5% 7/15/28	270,000	333,391
5% 7/15/29	285,000	350,425
5% 7/15/30	380,000	465,321
5% 7/15/31	260,000	317,028
5% 7/15/32	270,000	328,053
5% 7/15/34	295,000	356,118
5% 7/15/36	865,000	1,035,111
5% 7/15/38	1,035,000	1,228,038
5% 7/15/43	1,205,000	1,418,406
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	524,517
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,731,555
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	201,088
5% 7/1/27	170,000	202,343
5% 7/1/28	170,000	201,916
5% 7/1/34	635,000	744,328
5% 7/1/36	345,000	402,349
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	372,300
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	235,366
5% 10/1/22	240,000	257,570
5% 10/1/23	70,000	76,939
5% 10/1/24	200,000	224,696
5% 10/1/25	180,000	201,740
5% 10/1/27	85,000	94,874
Series 2016 A:
5% 10/1/28	260,000	301,982
5% 10/1/29	450,000	521,118
5% 10/1/31	785,000	903,197
5% 10/1/36	1,410,000	1,604,665
5% 10/1/40	690,000	779,065
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	153,410
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,395,115
Series 2016 A, 5% 8/15/46	5,165,000	5,992,485
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 1.12%, tender 5/1/20 (a)(c)	900,000	899,317
Series 2011, 2.15%, tender 7/1/24 (a)(c)	3,185,000	3,071,550
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	686,304
Series 2017:
5% 5/1/35	215,000	248,372
5% 5/1/37	270,000	310,238
5% 5/1/41	1,220,000	1,390,544
Series 2016:
5% 5/1/28	85,000	98,841
5% 5/1/32	215,000	247,671
5% 5/1/33	295,000	339,238
Series 2018 A, 5% 2/15/48	325,000	386,783
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	197,688
5% 7/1/26	170,000	201,860
5% 7/1/27	140,000	169,362
Series 2017 B:
5% 7/1/22 (c)	380,000	406,300
5% 7/1/22	50,000	53,840
5% 7/1/23 (c)	260,000	284,788
5% 7/1/23	85,000	94,123
5% 7/1/25 (c)	600,000	686,058
5% 7/1/26 (c)	515,000	598,950
5% 7/1/27 (c)	430,000	508,359
5% 7/1/28 (c)	515,000	605,140
5% 7/1/29 (c)	385,000	450,874
5% 7/1/32 (c)	515,000	599,764
5% 7/1/33 (c)	385,000	447,693
5% 7/1/34 (c)	690,000	799,745
5% 7/1/37 (c)	775,000	890,336
5% 7/1/42 (c)	2,325,000	2,650,082
5% 7/1/47 (c)	3,270,000	3,699,057
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,375,531
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	486,221
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,791,109
5% 9/1/26	1,580,000	1,895,637
5% 9/1/27	1,670,000	1,994,648
5% 9/1/28	1,395,000	1,663,398
Series 2016 F:
5% 9/1/28	2,410,000	2,873,684
5% 9/1/29	1,565,000	1,861,927
Series 2018 A:
5% 9/1/36	325,000	392,928
5% 9/1/37	190,000	229,493
5% 9/1/38	300,000	361,713
Series 2018 B, 5% 9/1/43	440,000	526,002
Series 2019 A:
4% 9/1/35	1,310,000	1,480,261
5% 9/1/30	1,365,000	1,719,900
5% 9/1/31	1,085,000	1,362,608
5% 9/1/34	625,000	782,875
Series F, 5% 9/1/30	1,170,000	1,386,544
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,414,695
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	846,518
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	537,862
4% 6/1/49	1,135,000	1,275,025
5% 6/1/44	830,000	1,015,455
5% 6/1/49	1,325,000	1,608,550
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	254,850
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,106,093
5% 8/1/48	4,165,000	4,768,550

TOTAL PENNSYLVANIA		100,391,155

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	153,819
5% 9/1/36	1,210,000	1,363,126
Series 2016, 5% 5/15/39	1,085,000	1,163,565
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	415,000	449,478
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	550,000	569,740

TOTAL RHODE ISLAND		3,699,728

South Carolina - 2.9%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	602,050
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	534,075
5% 12/1/26	240,000	272,273
5% 12/1/28	975,000	1,102,101
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	615,000	671,752
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,548,593
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	190,000	227,305
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,585,094
Series 2014 A:
5% 12/1/49	2,330,000	2,527,607
5.5% 12/1/54	2,700,000	2,970,162
Series 2014 C, 5% 12/1/46	810,000	888,254
Series 2015 A, 5% 12/1/50	1,075,000	1,183,113
Series 2015 C, 5% 12/1/22	1,455,000	1,576,827
Series 2015 E, 5.25% 12/1/55	1,290,000	1,444,942
Series 2016 A:
5% 12/1/29	515,000	599,347
5% 12/1/38	50,000	56,868
Series 2016 B:
5% 12/1/31	190,000	221,743
5% 12/1/41	2,600,000	2,971,514
Series A, 5% 12/1/23	1,305,000	1,452,857
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,225,000	3,474,099
4% 4/15/48	2,250,000	2,404,125
5% 4/15/48	2,205,000	2,553,125

TOTAL SOUTH CAROLINA		36,867,826

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	138,869
Series 2017:
5% 7/1/26	50,000	60,256
5% 7/1/28	50,000	61,099
5% 7/1/29	100,000	121,785

TOTAL SOUTH DAKOTA		382,009

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	190,196
5% 7/1/24	255,000	284,195
5% 7/1/25	255,000	283,795
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,309,840
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	1,000,000	1,009,150
5.75% 7/1/24 (c)	690,000	696,314
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (c)	440,000	480,902

TOTAL TENNESSEE		5,254,392

Texas - 7.3%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	20,000	20,060
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	535,000	548,985
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	170,000	190,631
5% 11/15/27 (c)	215,000	240,591
5% 11/15/28 (c)	260,000	290,342
5% 11/15/39 (c)	1,960,000	2,155,334
5% 11/15/44 (c)	4,795,000	5,246,641
Series 2017 B:
5% 11/15/28 (c)	170,000	199,111
5% 11/15/30 (c)	265,000	307,254
5% 11/15/32 (c)	210,000	241,784
5% 11/15/35 (c)	215,000	243,593
5% 11/15/36 (c)	360,000	406,944
5% 11/15/37 (c)	245,000	276,201
5% 11/15/41 (c)	980,000	1,097,767
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	487,610
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	247,471
5% 1/1/30	285,000	311,009
5% 1/1/31	80,000	87,047
5% 1/1/32	170,000	184,583
5% 1/1/40	1,000,000	1,073,260
5% 1/1/45	1,205,000	1,289,109
Series 2016:
5% 1/1/40	170,000	183,440
5% 1/1/46	120,000	128,645
Coppell Independent School District 0% 8/15/20	345,000	343,578
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	275,000	297,371
5% 7/15/24	390,000	421,454
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	531,918
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	475,000	492,547
Series 2012 H, 5% 11/1/42 (c)	645,000	668,826
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,412,060
DeSoto Independent School District 0% 8/15/20	575,000	572,420
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	657,927
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	1,022,776
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	271,501
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	160,262
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	477,256
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	743,702
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,428,860
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	515,000	533,483
5% 7/1/24 (c)	215,000	222,663
5% 7/1/25 (c)	260,000	269,168
Series 2012 A, 5% 7/1/23 (c)	865,000	919,737
Series 2018 A, 5% 7/1/41 (c)	3,000,000	3,427,230
Series 2018 C:
5% 7/1/29 (c)	345,000	406,596
5% 7/1/30 (c)	365,000	428,937
5% 7/1/31 (c)	260,000	304,816
5% 7/1/32 (c)	300,000	350,646
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	800,764
5% 3/1/31	800,000	971,184
5% 3/1/32	340,000	411,628
Houston Independent School District Series 2017, 5% 2/15/35	585,000	713,466
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	596,602
Series 2016 B, 5% 11/15/33	480,000	580,882
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	94,530
5% 10/15/30	325,000	382,220
5% 10/15/32	170,000	198,798
5% 10/15/36	115,000	132,580
5% 10/15/37	195,000	224,250
5% 10/15/38	275,000	315,519
5% 10/15/44	270,000	307,236
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	170,000	193,528
5% 11/1/27 (c)	370,000	420,586
5% 11/1/28 (c)	570,000	647,611
5% 11/1/29 (c)	345,000	391,589
5% 11/1/32 (c)	635,000	718,623
Series 2017:
5% 11/1/22 (c)	130,000	139,780
5% 11/1/23 (c)	190,000	209,049
5% 11/1/24 (c)	170,000	191,027
5% 11/1/25 (c)	170,000	194,677
5% 11/1/26 (c)	170,000	197,821
5% 11/1/27 (c)	170,000	197,639
5% 11/1/28 (c)	300,000	347,547
5% 11/1/29 (c)	215,000	248,338
5% 11/1/30 (c)	170,000	195,976
5% 11/1/31 (c)	385,000	442,815
5% 11/1/32 (c)	445,000	510,575
5% 11/1/33 (c)	170,000	194,640
5% 11/1/34 (c)	170,000	194,466
5% 11/1/36 (c)	170,000	193,380
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	380,000	441,959
5% 5/15/30	860,000	999,759
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	161,489
5% 8/15/29	345,000	425,775
5% 8/15/47	395,000	466,471
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	145,401
5% 4/1/30	590,000	680,134
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	196,501
5% 1/1/33	205,000	248,702
5% 1/1/34	260,000	314,714
5% 1/1/34	515,000	703,093
5% 1/1/35	380,000	458,702
5% 1/1/36	1,035,000	1,245,861
5% 1/1/37	1,375,000	1,640,801
5% 1/1/38	560,000	611,268
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	169,936
5% 1/1/30	75,000	87,044
5% 1/1/31	100,000	115,530
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,725,610
Series 2015 A, 5% 1/1/32	575,000	653,189
Series 2015 B, 5% 1/1/40	1,720,000	1,874,542
Series 2016 A, 5% 1/1/36	215,000	246,259
Series 2017 A, 5% 1/1/39	5,620,000	6,665,601
Series 2018:
4% 1/1/37	2,125,000	2,367,165
4% 1/1/38	4,365,000	4,842,968
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	375,000	473,153
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	891,437
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	93,477
5% 10/1/30	120,000	148,951
5% 10/1/31	110,000	135,915
5% 10/1/39	215,000	260,004
5% 10/1/40	170,000	205,312
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	748,257
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	957,464
5% 2/15/25	145,000	169,957
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,120,297	1,159,261
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	1,200,000	1,322,064
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	660,000	660,224
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	2,580,000	2,885,420
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	684,914
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	2,000,000	2,437,920
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,222,024
5% 2/15/33	690,000	790,919
5% 2/15/34	860,000	983,247
5% 2/15/36	515,000	584,875
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	439,391
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	418,793
Weatherford Independent School District 0% 2/15/33	1,200,000	922,704

TOTAL TEXAS		91,466,629

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	345,000	367,304
5% 7/1/24 (c)	300,000	334,239
5% 7/1/25 (c)	345,000	391,547
5% 7/1/27 (c)	730,000	855,575
5% 7/1/29 (c)	640,000	743,494
5% 7/1/30 (c)	475,000	550,739
5% 7/1/31 (c)	905,000	1,047,067
5% 7/1/32 (c)	990,000	1,142,302
5% 7/1/33 (c)	690,000	794,956
5% 7/1/34 (c)	1,625,000	1,867,239
5% 7/1/35 (c)	690,000	790,485
5% 7/1/36 (c)	930,000	1,062,516
5% 7/1/37 (c)	730,000	831,945
5% 7/1/42 (c)	4,220,000	4,765,815
Series 2018 A:
5% 7/1/33 (c)	1,655,000	1,924,533
5.25% 7/1/48 (c)	1,215,000	1,390,701
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	545,000	592,660

TOTAL UTAH		19,453,117

Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	842,851
5% 10/15/46	980,000	1,037,320
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A:
5% 6/15/27 (c)	1,000,000	1,189,360
5% 6/15/29 (c)	1,700,000	2,086,529

TOTAL VERMONT		5,156,060

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	920,139
5% 6/15/30	215,000	244,391
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	116,514
Series 2016:
4% 6/15/37	125,000	133,553
5% 6/15/27	260,000	311,524
5% 6/15/30	110,000	130,913
5% 6/15/33	75,000	88,471
5% 6/15/34	140,000	164,585
5% 6/15/35	380,000	445,554
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	196,034
5% 1/1/40	385,000	439,793
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	185,861
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	1,035,000	1,042,659
5% 1/1/40 (c)	205,000	205,761
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	507,434
5% 1/1/34	260,000	304,192
5% 1/1/35	260,000	303,160
5% 1/1/44	170,000	193,586

TOTAL VIRGINIA		5,934,124

Washington - 1.6%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	600,000	692,082
5% 10/1/30 (c)	345,000	396,070
Series 2019 A, 4% 4/1/44 (c)	625,000	655,869
Series 2019, 5% 4/1/44 (c)	1,500,000	1,708,455
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	230,000	239,494
5% 6/1/22 (c)	170,000	182,441
5% 6/1/24 (c)	270,000	297,737
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,060,062
5% 12/1/27	710,000	774,212
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	673,189
5% 2/1/34	715,000	828,799
Series 2017 D, 5% 2/1/33	610,000	742,760
Series R-2017 A, 5% 8/1/30	350,000	424,274
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	165,423
5% 7/1/27	265,000	328,271
5% 7/1/28	325,000	404,992
5% 7/1/29	125,000	155,108
5% 7/1/30	150,000	185,496
5% 7/1/31	180,000	221,355
5% 7/1/32	345,000	423,312
5% 7/1/33	490,000	599,079
5% 7/1/34	115,000	140,018
5% 7/1/42	1,650,000	1,950,267
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	952,127
Series 2015:
5% 1/1/25	345,000	400,059
5% 1/1/27	400,000	465,524
Series 2017, 4% 8/15/42	2,055,000	2,179,800
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	417,852
5% 10/1/28	380,000	428,161
5% 10/1/35	390,000	428,973
5% 10/1/36	590,000	646,734
5% 10/1/40	580,000	631,840

TOTAL WASHINGTON		19,799,835

West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	535,000	533,458
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	342,625
5% 1/1/32	230,000	280,257

TOTAL WEST VIRGINIA		1,156,340

Wisconsin - 2.0%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (d)	50,000	50,617
5% 5/15/25 (d)	190,000	198,261
5% 5/15/28 (d)	230,000	240,778
5.25% 5/15/37 (d)	70,000	72,517
5.25% 5/15/42 (d)	85,000	87,279
5.25% 5/15/47 (d)	85,000	86,918
5.25% 5/15/52 (d)	160,000	163,130
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,750,600
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.12%, tender 5/1/20 (a)(c)	500,000	499,620
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,177,044
5% 1/1/42	890,000	935,755
Series 2018 A:
5.25% 10/1/43	1,595,000	1,744,483
5.25% 10/1/48	1,595,000	1,733,558
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	150,000	149,589
5% 10/1/48 (d)	180,000	177,844
5% 10/1/53 (d)	310,000	303,583
Roseman Univ. of Health 5% 4/1/40 (d)	325,000	325,761
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	995,235
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	850,000	907,384
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	200,000	202,220
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	340,000	343,774
Series 2014:
4% 5/1/33	605,000	634,482
5% 5/1/22	135,000	143,999
Series 2016 A:
5% 2/15/28	410,000	466,293
5% 2/15/29	530,000	601,386
5% 2/15/30	585,000	662,425
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	205,000	233,614
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	75,000	89,303
Series 2017 A:
5% 9/1/29	1,000,000	1,174,970
5% 9/1/31	170,000	198,171
5% 9/1/33	295,000	341,527
5% 9/1/35	325,000	372,895
Series 2018, 5% 4/1/34	2,000,000	2,484,920
Series 2019 A:
2.25% 11/1/26	305,000	286,191
5% 11/1/26	355,000	366,019
5% 11/1/27	225,000	231,858
5% 11/1/46	1,015,000	959,378
5% 11/1/54	325,000	301,379
Series 2019 B1, 2.825% 11/1/28	345,000	324,676
Series 2019 B2, 2.55% 11/1/27	220,000	205,907
Series 2019:
5% 10/1/30	405,000	496,437
5% 10/1/32	850,000	1,027,846
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	495,000	500,188
Series 2013 B, 5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	205,000	229,315
Series 2012:
4% 10/1/23	430,000	452,050
5% 6/1/27	385,000	411,222

TOTAL WISCONSIN		25,342,401

TOTAL MUNICIPAL BONDS
(Cost $1,146,027,181)		1,186,954,074
	Shares	Value

Money Market Funds - 0.3%
Fidelity Municipal Cash Central Fund 2.42% (g)(h)
(Cost $3,730,000)	3,729,627	3,730,000
TOTAL INVESTMENT IN SECURITIES - 94.9%
(Cost $1,149,757,181)		1,190,684,074
NET OTHER ASSETS (LIABILITIES) - 5.1%		64,211,642
NET ASSETS - 100%		$1,254,895,716

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,906,836 or 0.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$113,342
Total	$113,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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